Inventory	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
Inventory

Note 3 – Inventory

Inventory, which is comprised of finished product, is valued at the lower of cost (first-in, first-out) or net realizable value, and net of reserves is comprised of the following:

	June 30, 2022	December 31, 2021
Inventory	$516,000	$-
Reserve for obsolescence	-	-
Total inventory	$516,000	$-

During the six months ended June 30, 2022, the Company determined that no reserve for obsolete inventory was necessary. During the six months ended June 30, 2021, the Company recorded a reserve for slow moving and potentially obsolete inventory of $45,000, which is included in cost of goods sold in the accompanying statement of operations.